Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.59%
Consumer Discretionary - 9.34%
Avis Budget Group, Inc. (a)	29,693	$639,290
Dana, Inc.	71,895	908,752
Hooker Furniture Corp.	35,455	577,917
Motorcar Parts of America, Inc. (a)	41,896	662,795
		2,788,754
Consumer Staples - 4.35%
Spectrum Brands Holdings, Inc.	15,788	747,088
Universal Corp.	12,536	552,336
		1,299,424
Energy - 6.31%
Murphy Oil Corp.	50,871	607,908
National Oilwell Varco, Inc.	32,431	404,415
NexTier Oilfield Solutions, Inc. (a)	211,926	614,585
TechnipFMC PLC (b)	34,480	255,152
		1,882,060
Financial Services - 31.33%
American Equity Investment Life Holding Co.	35,343	766,590
Argo Group International Holdings, Ltd. (b)	13,837	424,658
Associated Banc-Corp.	73,072	1,023,739
Axis Capital Holdings, Ltd. (b)	29,319	1,100,635
CNO Financial Group, Inc.	80,776	1,159,135
First Midwest Bancorp, Inc.	44,318	578,350
Hope Bancorp, Inc.	76,681	728,086
Realogy Holdings Corp.	24,961	151,264
Synovus Financial Corp.	12,927	248,069
TCF Financial Corp.	26,080	754,234
Umpqua Holdings Corp.	43,036	490,180
Univest Financial Corp.	37,477	616,122
Webster Financial Corp.	28,067	794,296
WSFS Financial Corp.	18,597	514,579
		9,349,937
Health Care - 5.02%
Triple-S Management Corp. - Class B (a)(b)	44,987	895,241
Varex Imaging Corp. (a)	32,091	602,027
		1,497,268

Materials & Processing - 12.77%
Belden, Inc.	26,260	893,890
JELD-WEN Holding, Inc. (a)	79,416	1,082,440
Masonite International Corp. (a)(b)	13,333	885,045
Olin Corp.	48,167	579,449
Orion Engineered Carbons S.A. (b)	33,508	370,598
		3,811,422
Producer Durables - 14.73%
Enerpac Tool Group Corp.	45,916	821,897
REV Group, Inc.	93,605	570,991
Ryder System, Inc.	29,770	1,019,921
Steelcase, Inc.	36,450	422,091
Sykes Enterprises, Inc. (a)	4,655	126,895
Terex Corp.	51,759	813,651
TriMas Corp. (a)	26,220	620,103
		4,395,549
Technology - 12.74%
Avnet, Inc.	24,687	672,474
Celestica, Inc. (a)(b)	158,099	1,071,911
Insight Enterprises, Inc. (a)	2,672	136,967
Plantronics, Inc.	19,329	251,857
ScanSource, Inc. (a)	36,731	905,419
Super Micro Computer, Inc. (a)	29,460	764,782
		3,803,410
Total Common Stocks (Cost $37,279,283)		28,827,824

REIT - 1.56%
Financial Services - 1.56%
DiamondRock Hospitality Co.	77,711	465,489
Total REIT (Cost $543,697)		465,489

SHORT-TERM INVESTMENT - 2.89%
Money Market Fund - 2.89%
Fidelity Institutional - Government Portfolio - Class I, 0.08% (c)	862,590	862,590
Total Short-Term Investment (Cost $862,590)		862,590

Total Investments (Cost $38,685,570) - 101.04%		30,155,903
Liabilities in Excess of Other Assets - (1.04)%		(309,365)
TOTAL NET ASSETS - 100.00%		$29,846,538

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,788,754	$-	$-	$2,788,754
Consumer Staples	1,299,424	-	-	1,299,424
Energy	1,882,060	-	-	1,882,060
Financial Services	9,349,937	-	-	9,349,937
Health Care	1,497,268	-	-	1,497,268
Materials & Processing	3,811,422	-	-	3,811,422
Producer Durables	4,395,549	-	-	4,395,549
Technology	3,803,410	-	-	3,803,410
Total Common Stocks	28,827,824	-	-	28,827,824
REIT	465,489	-	-	465,489
Short-Term Investment	862,590	-	-	862,590
Total Investments	$30,155,903	$-	$-	$30,155,903

Refer to the Fund’s schedule of investments for a detailed break-out of securities. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.